Basic and Diluted Net Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings/(loss) per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Years Ended December 31,
	2018	2019	2020
Basic net earnings/(loss) per share calculation
Numerator:
Net income/(loss)	122,432	(1,034,510)	(215,094)

Denominator:
Weighted-average ordinary shares outstanding	1,964,499,660	2,153,172,769	2,345,703,779

Basic and diluted net earnings/(loss) per share (RMB cent per share)	6.23	(48.05)	(9.17)

	For the Years Ended December 31,
	2018	2019	2020
Diluted net earnings/(loss) per share calculation
Numerator:
Net income/(loss)	122,432	(1,034,510)	(215,094)

Denominator:
Weighted-average ordinary shares outstanding	1,964,499,660	2,153,172,769	2,345,703,779
Add: weighted-average RSUs	13,661,413	—	—

Weighted-average number of shares used in calculating diluted net earnings/(loss) per share	1,978,161,073	2,153,172,769	2,345,703,779

Diluted net earnings/(loss) per share (RMB cent per share)	6.19	(48.05)	(9.17)

Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect
For the year
s
ended December 31, 2019 and 2020, the effects of all outstanding RSUs have been excluded from the computation of diluted loss per share due to its anti-dilutive effect.

	For the Year Ended December 31,
	2019	2020
Weighted-average RSUs	13,923,725	10,710,636